Business Combinations - Business Combinations Completed (Details) - CAD ($)	2 Months Ended	9 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Aug. 25, 2022	Jul. 07, 2022	May 05, 2022
Thrive Cannabis
Acquisition-date fair value of total consideration transferred [abstract]
Cash paid	$ 26,983,000				$ 26,983,000
Common shares issued	9,230,000				9,230,000
Common shares issuable	9,683,000			$ 9,700,000	9,683,000
Indemnity holdback	3,000,000				3,000,000
Contingent consideration	14,371,000				14,371,000
Initial consideration	63,267,000				63,267,000
Preliminary Fair Value of net identifiable assets
Cash	2,513,000				2,513,000
Accounts receivables	3,713,000				3,713,000
Biological assets	232,000				232,000
Inventories	10,441,000				10,441,000
Prepaid expenses and deposits	151,000				151,000
Investments in associates	1,156,000				1,156,000
Property, plant and equipment	10,453,000				10,453,000
Identifiable assets acquired	45,559,000				45,559,000
Accounts payable and accruals	6,581,000				5,831,000
Deferred tax liability	2,862,000				2,862,000
Identifiable liabilities assumed	9,443,000				8,693,000
Provisional purchase price allocation
Net identifiable assets acquired	36,116,000				36,866,000
Goodwill	27,151,000				26,401,000
Net cash outflows
Cash consideration paid	(26,983,000)				(26,983,000)
Cash acquired	2,513,000				2,513,000
Cash acquired, net of cash consideration paid	(24,470,000)				(24,470,000)
Adjustments
Accounts payable and accruals	750,000
Identifiable liabilities assumed	750,000
Net identifiable assets acquired	(750,000)
Goodwill	750,000
Measurement period adjustments	0
Thrive Cannabis | Permits and licenses
Preliminary Fair Value of net identifiable assets
Intangible assets	6,100,000				6,100,000
Thrive Cannabis | Brand and trademarks
Preliminary Fair Value of net identifiable assets
Intangible assets	$ 10,800,000				$ 10,800,000
Bevo Agtech Inc.
Acquisition-date fair value of total consideration transferred [abstract]
Cash paid		$ 38,844,000	$ 38,844,000
Common shares issuable			6,596,761
Performance holdback		2,153,000	2,153,000
Indemnity holdback		3,000,000	3,000,000
Contingent consideration		749,000	749,000
Initial consideration		44,746,000	44,746,000
Preliminary Fair Value of net identifiable assets
Cash		54,000	54,000
Accounts receivables		3,317,000	3,317,000
Biological assets		4,470,000	4,873,000
Inventories		4,366,000	4,366,000
Prepaid expenses and deposits		749,000	749,000
Property, plant and equipment		92,887,000	92,887,000
Identifiable assets acquired		111,690,000	112,093,000
Accounts payable and accruals		3,699,000	3,699,000
Income taxes payable		(84,000)	1,660,000
Deferred revenue		151,000	151,000
Loans and borrowings		39,697,000	39,934,000
Deferred tax liability		16,271,000	14,762,000
Identifiable liabilities assumed		59,734,000	60,206,000
Provisional purchase price allocation
Net identifiable assets acquired		51,956,000	51,887,000
Non-controlling interest		(25,925,000)	(25,891,000)
Goodwill		18,715,000	18,750,000
Net cash outflows
Cash consideration paid		(38,844,000)	(38,844,000)
Cash acquired		54,000	54,000
Cash acquired, net of cash consideration paid		(38,790,000)	(38,790,000)
Adjustments
Biological assets		(403,000)
Net identifiable assets		(403,000)
Income taxes payable		(1,744,000)
Loans and borrowings		(237,000)
Deferred tax liability		1,509,000
Identifiable liabilities assumed		(472,000)
Net identifiable assets acquired		69,000
Non-controlling interest		(34,000)
Goodwill		(35,000)
Measurement period adjustments		0
Bevo Agtech Inc. | Customer relationships
Preliminary Fair Value of net identifiable assets
Intangible assets		5,600,000	5,600,000
Bevo Agtech Inc. | Software
Preliminary Fair Value of net identifiable assets
Intangible assets		$ 247,000	$ 247,000